Cash and Cash Equivalents (Details) - Schedule of Unrestricted Trust Accounts - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) - Schedule of Unrestricted Trust Accounts [Line Items]
Escrow account		S/ 421,149	S/ 416,464
Operational funds [Member]
Cash and Cash Equivalents (Details) - Schedule of Unrestricted Trust Accounts [Line Items]
Escrow account		190,755	229,165
Consortium funds [Member]
Cash and Cash Equivalents (Details) - Schedule of Unrestricted Trust Accounts [Line Items]
Escrow account		200,473	114,050
Reserve funds [Member]
Cash and Cash Equivalents (Details) - Schedule of Unrestricted Trust Accounts [Line Items]
Escrow account	[1]	28,661	71,966
Guarantee funds [Member]
Cash and Cash Equivalents (Details) - Schedule of Unrestricted Trust Accounts [Line Items]
Escrow account		S/ 1,260	S/ 1,283

[1]	Reserve and guarantee funds for the payment of bonds issued and other obligations of the Corporation, as follows: